Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Total assets	¥ 169,334,856	¥ 163,046,939
Maximum exposure	17,851,986	18,001,431
On-balance sheet assets, Total assets	14,592,351	14,308,274
On-balance sheet assets, Trading account assets	1,378,375	1,161,395
On-balance sheet assets, Investment securities	4,032,522	3,500,088
On-balance sheet assets, Loans	8,933,460	9,467,903
On-balance sheet assets, All other assets	247,994	178,888
On-balance sheet liabilities, Total liabilities	49,966	23,295
On-balance sheet liabilities, All other liabilities	49,966	23,295
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	29,011,749	29,604,929
Maximum exposure	5,721,627	5,608,909
On-balance sheet assets, Total assets	4,645,697	4,383,707
On-balance sheet assets, Trading account assets	620	1,072
On-balance sheet assets, Investment securities	1,541,591	1,236,094
On-balance sheet assets, Loans	3,103,486	3,146,541
On-balance sheet liabilities, Total liabilities		1
On-balance sheet liabilities, All other liabilities		1
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	45,090,381	30,591,880
Maximum exposure	1,776,366	1,674,567
On-balance sheet assets, Total assets	1,525,127	1,396,830
On-balance sheet assets, Trading account assets	213,722	200,651
On-balance sheet assets, Investment securities	891,062	829,641
On-balance sheet assets, Loans	413,855	356,828
On-balance sheet assets, All other assets	6,488	9,710
On-balance sheet liabilities, Total liabilities	17,919	98
On-balance sheet liabilities, All other liabilities	17,919	98
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	35,437,349	40,710,546
Maximum exposure	4,016,999	4,717,235
On-balance sheet assets, Total assets	3,193,621	3,699,415
On-balance sheet assets, Trading account assets	309,560	279,471
On-balance sheet assets, Investment securities	116,961	147,543
On-balance sheet assets, Loans	2,697,126	3,207,369
On-balance sheet assets, All other assets	69,974	65,032
On-balance sheet liabilities, Total liabilities	7,217	4,657
On-balance sheet liabilities, All other liabilities	7,217	4,657
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	10,212,933	10,127,497
Maximum exposure	2,576,619	2,269,149
On-balance sheet assets, Total assets	2,487,377	2,104,697
On-balance sheet assets, Trading account assets	759,591	581,912
On-balance sheet assets, Investment securities	1,421,716	1,203,181
On-balance sheet assets, Loans	236,852	294,703
On-balance sheet assets, All other assets	69,218	24,901
Others [Member]
Variable Interest Entity [Line Items]
Total assets	49,582,444	52,012,087
Maximum exposure	3,760,375	3,731,571
On-balance sheet assets, Total assets	2,740,529	2,723,625
On-balance sheet assets, Trading account assets	94,882	98,289
On-balance sheet assets, Investment securities	61,192	83,629
On-balance sheet assets, Loans	2,482,141	2,462,462
On-balance sheet assets, All other assets	102,314	79,245
On-balance sheet liabilities, Total liabilities	24,830	18,539
On-balance sheet liabilities, All other liabilities	¥ 24,830	¥ 18,539